Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 510,115	$ 461,799
Accumulated Amortization	(378,547)	(374,471)
Net Book Value	131,569	87,328
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	357,863	299,100
Accumulated Amortization	(260,123)	(252,136)
Net Book Value	97,740	46,964
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	17,699	15,142
Accumulated Amortization	(8,487)	(7,067)
Net Book Value	9,212	8,075
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	26,036	25,991
Accumulated Amortization	(21,114)	(19,966)
Net Book Value	4,922	6,025
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	101,107	102,936
Accumulated Amortization	(81,413)	(76,813)
Net Book Value	19,695	26,123
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,410	18,630
Accumulated Amortization	(7,410)	(18,489)
Net Book Value		$ 141